Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		92 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014
Operating Activities
Net (loss) for the period	$ (3,925)	$ (13,620)	$ (64,549)
Changes in non-cash working capital items
Loan Payable	3,925	13,620	49,600
Due From Related Party			(4,051)
Cash used in operating activities			(19,000)
Financing Activities
Loans from Shareholder
Cash received from shares issued			19,000
Cash provided by financing activities			19,000
Cash increase (decrease) during the Period
Cash, Beginning of Period
Cash, End of Period